Acquisitions and Equity Method Investments (Details) - Schedule of Fair Value of Assets Acquired and Liabilities Assumed - Unique Logistics International, Inc. [Member]	Dec. 31, 2008 USD ($)
Initial Purchase Price Allocation [Member]
Assets Acquired:
Cash	$ 12,328,319
Current Assets	23,904,207
Equity in net assets of affiliated companies	5,368,959
Identifiable intangible assets	6,515,000
Other noncurrent assets	2,367,272
Total Assets	50,483,757
Liabilities Assumed:
Current liabilities	(27,326,110)
Noncurrent liabilities	(327,861)
Total Liabilities	(27,653,971)
Less noncontrolling interest	(3,558,263)
Goodwill	9,478,477
Purchase Price	28,750,000
Measurement Period Adjustment [Member]
Assets Acquired:
Cash
Current Assets
Equity in net assets of affiliated companies
Identifiable intangible assets
Other noncurrent assets
Total Assets
Liabilities Assumed:
Current liabilities	(6,574,412)
Noncurrent liabilities
Total Liabilities	(6,574,412)
Less noncontrolling interest
Goodwill	6,574,412
Purchase Price
Updated Purchase Price Allocation [Member]
Assets Acquired:
Cash	12,328,319
Current Assets	23,904,207
Equity in net assets of affiliated companies	5,368,959
Identifiable intangible assets	6,515,000
Other noncurrent assets	2,367,272
Total Assets	50,483,757
Liabilities Assumed:
Current liabilities	(33,900,522)
Noncurrent liabilities	(327,861)
Total Liabilities	(34,228,383)
Less noncontrolling interest	(3,558,263)
Goodwill	16,052,889
Purchase Price	$ 28,750,000